Debt (Details) - USD ($)			9 Months Ended	12 Months Ended
	Dec. 30, 2020	May 20, 2020	Sep. 30, 2021	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Jul. 17, 2014
Debt Instrument [Line Items]
Loss on extinguishment of debt				$ (600,000)
Outstanding borrowings			$ 19,504,000	20,396,000
Debt issuance cost			$ 400,000	500,000		$ 0
Revolving line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 50,000,000.0			50,000,000.0				$ 25,000,000
Letter of credit outstanding	$ 15,500,000			15,500,000
Letter of credit cash collateral				$ 15,500,000	$ 15,500,000	$ 15,500,000
Debt instrument term	3 years			3 years
Percentage of qualifying investment grade accounts receivable	95.00%			95.00%
Percentage of qualifying Non-investment grade accounts receivable	90.00%			90.00%
Unrestricted cash	$ 25,000,000.0			$ 25,000,000.0
Percentage of utilization of credit facility			4.75%
Outstanding borrowings			$ 19,500,000	20,400,000
Unused borrowing capacity			$ 11,500,000	$ 29,600,000
Revolving line of credit | Minimum
Debt Instrument [Line Items]
Debt instrument margin rate			3.75%	3.75%
Percentage of unused commitment fee			0.375%
Revolving line of credit | Maximum
Debt Instrument [Line Items]
Debt instrument margin rate			4.25%	4.25%
Revolving line of credit | LIBOR
Debt Instrument [Line Items]
Debt Instrument Floor Rate 1			0.75%	0.75%
Percentage of utilization of credit facility				5.00%
Percentage of unused commitment fee				0.375%
Revolving line of credit | LIBOR | Minimum
Debt Instrument [Line Items]
Minimum monthly average utilization of debt			$ 15,000,000.0	$ 15,000,000.0
Secured Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 20,000,000.0
Debt instrument term		2 years
Percentage of limitation of qualifying accounts receivable		80.00%
Loss on extinguishment of debt				$ 600,000
Secured Facility | Minimum
Debt Instrument [Line Items]
Minimum monthly average utilization of debt		$ 10,000,000.0
Secured Facility | LIBOR
Debt Instrument [Line Items]
Spread on variable rate		7.25%
Debt Instrument Floor Rate 1		1.50%
Letter of credit
Debt Instrument [Line Items]
Letter of credit outstanding							$ 15,500,000